Defiance Quantum ETF
Schedule of Investments
September 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Communication Services - 6.6%
17,582	Alphabet, Inc. - Class A (a)	$1,681,718
14,871	Baidu, Inc. - ADR (a)	1,747,194
425,205	Koninklijke KPN NV	1,154,685
26,700	Nippon Telegraph & Telephone Corporation	720,510
143,495	Orange SA - ADR (b)	1,290,020
		6,594,127
	Consumer Discretionary - 1.2%
14,816	Alibaba Group Holding, Ltd. - ADR (a)	1,185,132
	Industrials - 15.1%
55,442	ABB, Ltd. - ADR (b)	1,422,642
17,240	Airbus SE	1,501,282
19,009	Booz Allen Hamilton Holding Corporation	1,755,481
36,200	Hitachi, Ltd.	1,529,081
10,604	Honeywell International, Inc.	1,770,550
3,403	Lockheed Martin Corporation	1,314,545
160,900	Mitsubishi Electric Corporation	1,450,095
3,193	Northrop Grumman Corporation	1,501,732
16,664	Raytheon Technologies Corporation	1,364,115
39,900	Toshiba Corporation	1,419,083
		15,028,606
	Information Technology - 75.7% (c)
6,650	Accenture plc - Class A	1,711,045
20,665	Advanced Micro Devices, Inc. (a)	1,309,334
66,000	Alchip Technologies, Ltd.	1,802,324
29,269	Alteryx, Inc. - Class A (a)	1,634,381
23,460	Ambarella, Inc. (a)	1,317,983
11,322	Analog Devices, Inc.	1,577,607
16,392	Applied Materials, Inc.	1,342,996
3,205	ASML Holding NV - NY	1,331,197
209,000	Asustek Computer, Inc.	1,540,395
86,070	Atos SE (a)	688,041
331,957	BlackBerry, Ltd. (a)(b)	1,560,198
10,631	Cadence Design Systems, Inc. (a)	1,737,424
19,078	Cirrus Logic, Inc. (a)	1,312,566
17,732	Elastic NV (a)	1,272,094
39,524	FormFactor, Inc. (a)(b)	990,076
13,500	Fujitsu, Ltd.	1,472,227
103,946	Hewlett Packard Enterprise Company	1,245,273
78,096	Infineon Technologies AG	1,737,473
48,206	Intel Corporation	1,242,269
13,270	International Business Machines Corporation	1,576,609
409,996	IonQ, Inc. (a)(b)	2,078,680
45,907	Juniper Networks, Inc.	1,199,091
5,165	KLA Corporation	1,563,084
3,693	Lam Research Corporation	1,351,638
28,355	Lattice Semiconductor Corporation (a)	1,395,349
28,234	Marvell Technology, Inc.	1,211,521
73,000	MediaTek, Inc.	1,266,906
26,062	Microchip Technology, Inc. (b)	1,590,564
29,306	Micron Technology, Inc.	1,468,231
7,535	Microsoft Corporation	1,754,901
12,864	MKS Instruments, Inc. (b)	1,063,081
41,631	National Instruments Corporation (b)	1,571,154
51,300	NEC Corporation	1,639,176
420,594	Nokia Corporation - ADR	1,795,936
67,000	NTT Data Corporation	863,740
10,137	NVIDIA Corporation	1,230,530
10,406	NXP Semiconductors NV	1,534,989
26,629	ON Semiconductor Corporation (a)(b)	1,659,786
21,662	Onto Innovation, Inc. (a)(b)	1,387,451
17,201	Perficient, Inc. (a)	1,118,409
14,298	QUALCOMM, Inc.	1,615,388
155,200	Renesas Electronics Corporation (a)	1,288,821
11,589	Reply SpA	1,221,604
364,462	Rigetti Computing, Inc. (a)(b)	685,188
1,601,000	SenseTime Group, Inc. - Class B (a)(d)	326,323
17,408	Splunk, Inc. (a)	1,309,082
39,616	STMicroelectronics NV - NY (b)	1,225,719
7,744	Synaptics, Inc. (a)(b)	766,733
5,488	Synopsys, Inc. (a)	1,676,639
23,921	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,640,024
32,123	Teradata Corporation (a)(b)	997,740
17,080	Teradyne, Inc. (b)	1,283,562
12,023	Texas Instruments, Inc.	1,860,920
40,937	Tower Semiconductor, Ltd. (a)	1,798,772
96,207	Wipro, Ltd. - ADR	453,135
		75,295,379
	Materials - 0.8%
42,900	JSR Corporation	815,054
	TOTAL COMMON STOCKS (Cost $129,012,464)	98,918,298

	SHORT-TERM INVESTMENTS - 0.3%
330,758	First American Government Obligations Fund - Class X, 2.78% (e)	330,758
	TOTAL SHORT-TERM INVESTMENTS (Cost $330,758)	330,758
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.7%
15,589,096	Mount Vernon Liquid Assets Portfolio, LLC, 3.21% (e)(f)	15,589,096
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,589,096)	15,589,096

	TOTAL INVESTMENTS - 115.4% (Cost $144,932,318)	114,838,152
	Liabilities in Excess of Other Assets - (15.4)%	(15,364,298)
	NET ASSETS - 100.0%	$99,473,854

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of September 30, 2022. The total value of securities on loan is $15,062,958.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2022, the market value of these securities total $326,323, which represents 0.33% of total net assets.

(e)	Rate shown is the annualized seven-day yield as of September 30, 2022.
(f)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$98,918,298	$-	$-	$98,918,298
Short-Term Investments	330,758	-	-	330,758
Investments Purchased with Proceeds from Securities Lending	-	15,589,096	-	15,589,096
Total Investments in Securities	$99,249,056	$15,589,096	$-	$114,838,152

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended September 30, 2022, the Fund did not recognize any transfers to or from Level 3.